Taxes (Details) - Schedule of deferred income tax assets and liabilities - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Deferred Income Tax Assets and Liabilities [Abstract]
Net accumulated loss-carry forward	$ 20,634,308	$ 4,402,633
Less: valuation allowance	(20,634,308)	(606,141)
Net deferred tax assets		3,796,492
Beginning balance	4,402,633
Write-off
Change of valuation allowance	16,231,675	4,402,633
Ending balance	20,634,308	4,402,633
Intangible assets arising from acquisition	(1,514,060)	(2,079,986)
Total deferred tax liabilities	$ (1,514,060)	$ (2,079,986)